Investment in equity accounted investees (Tables)	12 Months Ended
Mar. 31, 2023
Investments accounted for using equity method [Line Items]
Disclosure Of Equity Shares Held In Equity Accounted Investees [Table Text Block]
	As of March 31,
	2023		2022
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China		4,645	Rs.	4,259
Equity shares held in DRES Energy Private Limited, India		57		59
	Rs.	4,702	Rs.	4,318

Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2023		2022		2021
Ownership		51.3%		51.3%		51.3%
Total current assets	Rs.	6,972	Rs.	7,569	Rs.	8,778
Total non-current assets		3,372		2,460		892
Total assets	Rs.	10,344	Rs.	10,029	Rs.	9,670
Equity	Rs.	8,696	Rs.	7,944	Rs.	6,088
Total current liabilities		1,648		2,085		3,582
Total equity and liabilities	Rs.	10,344	Rs.	10,029	Rs.	9,670
Revenues	Rs.	9,323	Rs.	9,867	Rs.	9,017
Expenses		8,598		8,480		8,117
Profit for the year	Rs.	725	Rs.	1,387	Rs.	900
Company’s share of profits for the year	Rs.	372	Rs.	712	Rs.	461
Carrying value of the Company’s investment (1)	Rs.	4,645	Rs.	4,259	Rs.	3,307
Translation adjustment arising out of translation of foreign currency balances	Rs.	692	Rs.	678	Rs.	438

(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Disclosure of detailed information about joint venture [Table Text Block]
Details of the Company’s investment in DRES Energy Private Limited:
	As of/for the Year Ended March 31,
	2023		2022		2021
Carrying value of the Company’s investment	Rs.	57	Rs.	59	Rs.	68
Company’s share of (loss)/profit for the year		(2)		(9)		19